Income taxes: - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate
Loss before income taxes	$ (76,020)	$ (71,423)
Tax using the Company's domestic tax rate	(20,145)	(18,927)
Change in unrecognized deductible temporary differences	17,386	17,298
Recognition of previously unrecognized deductible temporary differences and tax losses of prior periods		(323)
Difference in tax rate of a foreign subsidiary	(5)	(12)
Non-deductible stock option expense	2,761	1,684
Permanent differences and other items	63	81
Total income tax expense (recovery)	$ 60	$ (199)
Applicable statutory tax rate	26.50%	26.50%
Canadian operations
Reconciliation of effective tax rate
Loss before income taxes	$ (76,222)	$ (71,919)
US operations
Reconciliation of effective tax rate
Loss before income taxes	$ 202	$ 496